Financial Risk Management - Schedule of Monetary Assets and Liabilities Denominated in Foreign Currencies (Details)
€ in Millions, ₫ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, ¥ in Millions, Rp in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 HKD ($)	Jan. 01, 2016 KRW (₩)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 JPY (¥)	Jan. 01, 2016 BRL (R$)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 IDR (Rp)	Jan. 01, 2016 THB (฿)	Jan. 01, 2016 TWD ($)	Jan. 01, 2016 HKD ($)	Jan. 01, 2016 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 43,256										₩ 6,894								₩ 6,783
Financial liabilities	34,988										3,138								17
USD
Disclosure Of Financial Instruments [Line Items]
Financial assets	36,026	$ 33,614,259									4,141	$ 3,426,827							3,546	$ 3,025,825
Financial liabilities	33,815	$ 31,553,072									3,039	$ 2,514,885							9	$ 7,499
JPY
Disclosure Of Financial Instruments [Line Items]
Financial assets	888		¥ 93,528,526								1,099		¥ 106,021,431						2,094		¥ 215,425,469
Financial liabilities	3		¥ 294,217								4		¥ 411,102						8		¥ 811,325
BRL
Disclosure Of Financial Instruments [Line Items]
Financial assets	52			R$ 161,846							53			R$ 141,958					41			R$ 137,358
EUR
Disclosure Of Financial Instruments [Line Items]
Financial assets	453				€ 354,019						442				€ 348,956				435				€ 339,587
IDR
Disclosure Of Financial Instruments [Line Items]
Financial assets	71					Rp 901,342,531					7					Rp 79,382,774			6					Rp 68,916,894
Financial liabilities | Rp						Rp 17,291
THB
Disclosure Of Financial Instruments [Line Items]
Financial assets	11						฿ 334,038												18						฿ 547,983
Financial liabilities	1						฿ 35,317
TWD
Disclosure Of Financial Instruments [Line Items]
Financial assets	5,315							$ 147,972,077			1,102						$ 29,460,082		281							$ 7,927,448
Financial liabilities	1,061							$ 29,537,654			87						$ 2,326,761
VND
Disclosure Of Financial Instruments [Line Items]
Financial assets	397								₫ 84,010,000
Financial liabilities	107								₫ 22,830,100
HKD
Disclosure Of Financial Instruments [Line Items]
Financial assets	43									$ 304,033	50							$ 319,901	1								$ 6,507
Financial liabilities	₩ 1									$ 4,967	₩ 8							$ 47,469
CNY
Disclosure Of Financial Instruments [Line Items]
Financial assets																			₩ 361									¥ 2,000,000